SHAREHOLDERS' EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	6 Months Ended
	Apr. 24, 2013	Jun. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued	1,239,639
Aggregate purchase price	$ 3,459
Purchase price per share	$ 2.79
Ratio of common shares sold to warrants issued	3
Maximum number of shares callable by warrants	413,213	79,307
Exercise price of warrants	$ 3.49
Warrants exercised		277
Period before expiration	3 years
Number of shares available for future grants		160,000
Unrecognized balance of compensation expenses		$ 170
Vesting period for plan		7 months 24 days
Weighted average grant-date fair value		$ 2.5
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants		$ 5.25
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of warrants		$ 6.99